Finance expense and income	6 Months Ended
Jun. 30, 2025
Text Block1 [Abstract]
Finance expense and income
8.	Finance expense and income

For the six-month period ended 30 June Million US dollar	2025	2024 1

Interest expense	(1 588 )	(1 753 )
Interest income	240	293
Interest income on Brazilian tax credits	63	61
Net interest income/(expense)	(1 284 )	(1 399 )
Accretion expense	(315)	(382)
Interest on pensions	(37)	(45)
Accretion expense and interest on pensions	(351)	(427)
Net foreign exchange gains/(losses)	(161)	(162)
Net gains/(losses) on hedging instruments	(138)	(209)
Bank fees, taxes and other financial expense	(140)	(163)
Other financial income	29	4
Other financial results	(410)	(530)

Net finance income/(expense) excluding exceptional items	(2 046 )	(2 357 )

Exceptional finance income/(expense)	368	(530)

Net finance income/(expense)	(1 678 )	(2 887 )
In the
six-month
period ended 30 June 2025, accretion expense included the unwind of discount on payables of 195m US dollar (30 June 2024: 229m US dollar), interest on lease liabilities of 69m US dollar (30 June 2024: 76m US dollar), bond fees and interest on provisions of 37m US dollar (30 June 2024: 59m US dollar), and deferred consideration on acquisitions of 14m US dollar (30 June 2024: 18m US dollar).
Interest expense is presented net of the effect of interest rate derivative instruments hedging AB InBev’s interest rate risk – see also Note 19
Risks arising from financial instruments
. No interest income was recognized on impaired financial assets.
Exceptional finance income/(expense) includes:

•
339m US dollar gain resulting from
mark-to-market
adjustments on derivative instruments related to the hedging of share-based payment programs and on derivative instruments entered into to hedge the shares issued in relation to the combinations with Grupo Modelo and SAB (30 June 2024: (507)m US dollar loss);

•	29m US dollar gain related to the completion of tender offers of notes issued by the company and certain of its subsidiaries (30 June 2024: 43m US dollar gain); and
•	(66)m US dollar loss resulting from the impairment of financial investments in the six-month period ended 30 June 2024.

1
Amended to conform to the 2025 pres
entat
ion.